STATEMENTS OF STOCKHOLDER'S EQUITY (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Series B stock, $0.001 par value, 800,000 shares authorized, 800,000 shares and 0 shares issued and outstanding for December 31, 2017 and 2016, respectively
Common stock, par value (in dollars per share)	0.001
Preferred Series C stock, $0.001 par value, 810,000 shares authorized, 180,000 and 0 shares issued and outstanding for December 31, 2017 and 2016, respectively
Common stock, par value (in dollars per share)	0.001
Preferred Series D stock, $0.001 par value, 20,000 shares authorized, 20,000 shares and 0 shares issued and 18,333 and 0 shares outstanding for December 31, 2017 and 2016, respectively
Common stock, par value (in dollars per share)	$ 0.001